Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Dates
31-May-2023
Actual/360 Days
31
30/360 Days
30
15-Jun-2023
15-Jun-2023
Collection Period No.
36
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-May-2023
13-Jun-2023
14-Jun-2023
15-Jun-2023
15-May-2023
15-May-2023
Summary
Beginning
Balance
0.00
0.00
59,460,043.80
80,020,000.00
Principal
Payment
0.00
0.00
11,229,905.86
0.00
Ending
Balance
0.00
0.00
48,230,137.94
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
31.939436
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.137173
1.000000
139,480,043.80
128,250,137.94
1
1,229,905.86
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
166,691,190.87
4,819,721.16
171,510,912.03
27,211,147.07
155,461,285.01
4,443,720.93
159,905,005.94
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
27,252.52
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.077510
0.641667
Interest & Principal
Payment
0.00
0.00
11,257,158.38
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
32.016946
0.641667
$1
1,308,504.55
T
otal
$78,598.69

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
12,278,838.03
0.00
12,278,838.03
11,427,492.46
600,032.19
92,369.92
61,551.17
39,544.60
0.00
57,847.69
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
142,925.76
0.00
0.00
78,598.69
0.00
0.00
11,229,905.86
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
12,278,838.03
827,407.72
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
142,925.76
0.00
0.00
0.00
142,925.76
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
78,598.69
0.00
0.00
27,252.52
51,346.17
0.00
0.00
0.00
0.00
0.00
78,598.69
0.00
0.00
27,252.52
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
78,598.69
78,598.69
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
11,229,905.86
0.00
0.00
0.00
11,229,905.86
Aggregate Principal Distributabl
e
Amount
11,229,905.86
11,229,905.86
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
18,823.57
39,024.12
57,847.69
5,442,229.41
0.00
18,823.57
18,823.57
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Pool Statistics
Pool Data
4.04%
23.85
45.15
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
171,510,912.03
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
159,905,005.94
11,610
11,985
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
8,183,246.46
3,244,246.00
39,433.13
138,980.50
Pool Factor
14.22%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.31%
0.47%
0.15%
0.07%
100.00%
158,800,658.73
744,281.99
246,895.38
113,169.84
159,905,005.94
11,554
45
7
4
11,610
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.225%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,459.61
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.078%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,112,291.20
(13,478.23)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
7
327
Losses
(1)
Amount
138,980.50
92,369.92
60,088.81
Number of Receivables
Number of Receivables
Amount
9,922,745.46
3,754,051.33
4,056,402.93
Current
Cumulative
0.188%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.098%)
0.677%
(0.093%)
(0.176%)